Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended			2 Months Ended		1 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 06, 2012 Affiliates of Third Security [Member]	Jun. 06, 2011 Affiliates of Third Security [Member]	Apr. 08, 2011 Affiliates of Third Security [Member]	May 26, 2011 Affiliates of Third Security [Member]	May 26, 2011 Affiliates of Third Security [Member] Series E Redeemable Convertible Preferred Stock [Member]	Aug. 31, 2011 Cyntellect Inc [Member]	Dec. 31, 2012 Cyntellect Inc [Member]	Dec. 31, 2011 Cyntellect Inc [Member]	Dec. 31, 2011 Cyntellect Inc [Member] General and Administrative Expense [Member]	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Sep. 30, 2013 Affiliates of Preferred Shareholders [Member] Office	Sep. 30, 2012 Affiliates of Preferred Shareholders [Member]	Sep. 30, 2013 Affiliates of Preferred Shareholders [Member] Office	Sep. 30, 2012 Affiliates of Preferred Shareholders [Member]	Dec. 31, 2012 Affiliates of Preferred Shareholders [Member] Office	Dec. 31, 2011 Affiliates of Preferred Shareholders [Member] Office	Dec. 31, 2012 Shareholder	Dec. 31, 2011 Shareholder	Jan. 20, 2012 Ziopharm [Member]	Feb. 07, 2011 Ziopharm [Member]	Jan. 06, 2011 Ziopharm [Member]	Sep. 30, 2013 Ziopharm [Member]	Dec. 31, 2012 Ziopharm [Member]	Sep. 30, 2013 Synthetic Biologics [Member]	Dec. 31, 2012 Synthetic Biologics [Member]	Sep. 30, 2013 Oragenics [Member]	Dec. 31, 2012 Oragenics [Member]	Sep. 30, 2013 Oragenics [Member] Shares Purchased Under Right [Member]	Sep. 30, 2013 Soligenix Inc [Member]
Related Party Transaction [Line Items]
Convertible promissory notes issued									$ 25,000,000
Simple interest rate on promissory notes									12.00%
Borrowings on convertible promissory notes										15,000,000
Accrued interest on notes										165,000
Shares issued for conversion of convertible promissory notes											2,888,635
Expiration date of a promissory note									Terms of the notes included 12% simple interest annually with principal and interest due on or before June 30, 2011
Payment of license fee								9,000,000
Annual exclusivity fee							1,000,000
Milestone payments							54,000,000
Termination period							90 days
Stock issued during the period, shares for purchase of assets												2,386,803
Stock issued during the period, value for purchase of assets												17,000,000
Costs associated with asset purchase															128,000
Sublease Income	91,000	0	274,000	64,000	151,000	158,000							64,000	77,000
Sublease expired period													May 31, 2012
Compensation expense																388,000	388,000	1,163,000	1,163,000	1,550,000	210,000
Company leased facility																						2		2		2	2
Other long term assets																						66,000		66,000		66,000	66,000
Rent and other facility expenses	1,272,000	1,255,000	4,284,000	3,739,000	5,036,000	4,000,000																233,000	228,000	680,000	670,000	903,000	783,000
Related party expense incurred on research and clinical services																												91,000	202,000
Related party expense amount payable on research and clinical services																												0	30,000
Purchase commitment																																	29,000,000	29,000,000
Maximum percentage of shares of future securities offerings of collaborative partners to which the entity is entitled to purchase																																			19.99%	19.99%	30.00%	30.00%
Additional shares of collaborative partner to which the entity is entitled to purchase on the open market																																			10.00%	10.00%
Shares of common stock purchased from collaborative partners																														1,923,075	1,910,000	2,426,235			0	0	1,300,000	0	0	0
Price per share of common shares																														$ 5.20	$ 5.75	$ 4.80					$ 3.00
Purchase of additional common stock																																$ 50,000,000